Janus Henderson VIT Balanced Portfolio

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 5.8%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 1.1870%, 9/15/34 (144A)‡	$3,072,117	$3,058,684
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	3,492,000	3,236,096
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	708,013	695,693
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	583,635	583,635
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	1,206,009	1,195,358
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	2,123,985	2,024,305
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	8,114,430	7,724,777
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	2,528,000	2,592,443
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 1.2466%, 8/15/36 (144A)‡	2,087,000	2,066,238
BVRT Financing Trust 2021-CRT1 M2, 2.5711%, 1/10/33‡	670,070	661,925
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	1,121,000	1,081,417
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	2,229,000	2,115,368
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.3170%, 10/15/36 (144A)‡	3,733,213	3,714,820
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.4770%, 10/15/36 (144A)‡	617,100	612,232
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.3970%, 11/15/32 (144A)‡	5,912,863	5,859,751
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.7470%, 11/15/32 (144A)‡	1,044,763	1,033,609
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.9470%, 11/15/32 (144A)‡	952,725	942,079
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 1.1970%, 2/15/36 (144A)‡	4,525,000	4,428,532
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 1.1970%, 2/15/36 (144A)‡	5,146,000	5,036,735
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 1.3466%, 9/15/36 (144A)‡	4,636,000	4,537,256
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 2.0466%, 9/15/36 (144A)‡	4,869,000	4,694,445
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	1,140,000	1,121,744
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	3,949,000	3,905,866
CBAM CLO Management 2019-11RA A1,
ICE LIBOR USD 3 Month + 1.1800%, 0%, 1/20/35 (144A)‡	4,973,000	4,953,914
CBAM CLO Management 2019-11RA B,
ICE LIBOR USD 3 Month + 1.7500%, 0%, 1/20/35 (144A)‡	2,006,778	2,002,598
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	4,486,879	4,196,132
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	1,694,636	1,551,412
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	1,511,161	1,487,406
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	3,475,331	3,406,907
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 1.2990%, 2/25/50 (144A)‡	5,101,244	4,994,433
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 0%, 1/23/35 (144A)‡	1,621,184	1,600,997
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	3,323,816	3,229,179
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 1.2966%, 11/15/37 (144A)‡	6,622,407	6,536,262
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.6966%, 11/15/37 (144A)‡	2,944,057	2,900,674
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 2.0466%, 11/15/37 (144A)‡	2,955,853	2,916,305
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	312,130	309,823
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	439,098	437,352
Conn Funding II LP 2021-A A, 1.0500%, 5/15/26 (144A)	3,150,991	3,121,818
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 5.3566%, 11/25/24‡	225,059	231,501
Connecticut Avenue Securities Trust 2015-C01 1M2,
ICE LIBOR USD 1 Month + 4.3000%, 4.7566%, 2/25/25‡	1,717,528	1,730,301
Connecticut Avenue Securities Trust 2016-C06 1M2,
ICE LIBOR USD 1 Month + 4.2500%, 4.7066%, 4/25/29‡	1,538,863	1,605,390
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 4.0066%, 7/25/29‡	1,865,617	1,897,077

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.8566%, 4/25/31 (144A)‡	$839,271	$838,773
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.7566%, 8/25/31 (144A)‡	410,051	409,422
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.6066%, 9/25/31 (144A)‡	612,414	612,228
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.5566%, 6/25/39 (144A)‡	85,634	85,634
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.4566%, 7/25/39 (144A)‡	54,618	54,621
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.5566%, 10/25/39 (144A)‡	727,086	727,140
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 2.0990%, 11/25/41 (144A)‡	9,573,000	8,973,381
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 1.7490%, 12/25/41 (144A)‡	3,124,000	2,939,772
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 3.0990%, 1/25/42 (144A)‡	3,661,000	3,569,478
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 2.1500%, 3/25/42 (144A)‡	8,500,000	8,514,505
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.3266%, 11/15/36 (144A)‡	5,003,314	4,994,719
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.3770%, 5/15/36 (144A)‡	9,015,000	8,951,707
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.8270%, 5/15/36 (144A)‡	1,486,000	1,471,559
Credit Suisse Commercial Mortgage Trust 2020-UNFI,
ICE LIBOR USD 1 Month + 3.6682%, 4.1682%, 12/15/22 (144A)‡	2,312,000	2,292,842
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 4.3663%, 4/15/23 (144A)‡	3,854,445	3,746,334
DB Master Finance LLC 2019-1A A2II, 4.0210%, 5/20/49 (144A)	1,007,175	1,009,915
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	4,917,000	4,452,048
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	904,320	897,693
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	3,323,363	3,345,377
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	1,999,823	1,997,035
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	6,388,620	6,175,404
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	2,365,000	2,391,613
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	3,089,000	2,971,134
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 1.4770%, 7/15/38 (144A)‡	6,076,601	6,003,859
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 1.7770%, 7/15/38 (144A)‡	1,652,828	1,630,803
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.4566%, 7/25/25‡	1,137,132	1,167,486
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 6.1566%, 4/25/28‡	1,157,278	1,236,204
Fannie Mae REMICS, 3.0000%, 5/25/48	2,817,005	2,768,272
Fannie Mae REMICS, 3.0000%, 11/25/49	3,590,080	3,544,016
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	10,270,308	9,751,809
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.4066%, 10/25/49 (144A)‡	232,473	232,188
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0990%, 12/25/50 (144A)‡	4,640,000	4,597,142
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA2 M2,
ICE LIBOR USD 1 Month + 3.1000%, 3.5566%, 3/25/50 (144A)‡	1,734,062	1,740,973
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.6066%, 9/25/50 (144A)‡	430,533	430,862
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6990%, 11/25/50 (144A)‡	5,897,198	5,894,714
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3990%, 8/25/33 (144A)‡	1,710,000	1,685,493
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 2.3490%, 8/25/33 (144A)‡	6,600,000	6,326,990
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 2.1500%, 3/25/42 (144A)‡	3,689,000	3,692,630
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	13,469,816	12,792,392
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.4310%, 12/15/36 (144A)‡	1,067,000	1,053,289
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.7310%, 12/15/36 (144A)‡	1,195,000	1,176,646
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 2.0300%, 12/15/36 (144A)‡	1,332,000	1,307,650
Highbridge Loan Management Ltd 2021-16A B,
ICE LIBOR USD 3 Month + 1.7000%, 1.9553%, 1/23/35 (144A)‡	1,569,525	1,552,072
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	3,519,450	3,541,418

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	$4,950,000	$4,880,911
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	3,477,654	3,407,716
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 1.0970%, 3/15/38 (144A)‡	8,461,407	8,277,337
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 1.4970%, 3/15/38 (144A)‡	4,199,248	4,053,622
LUXE Commercial Mortgage Trust 2021-TRIP A,
ICE LIBOR USD 1 Month + 1.0500%, 1.4470%, 10/15/38 (144A)‡	4,467,000	4,375,783
MED Trust 2021-MDLN C,
ICE LIBOR USD 1 Month + 1.8000%, 2.1970%, 11/15/38 (144A)‡	1,406,000	1,376,981
MED Trust 2021-MDLN D,
ICE LIBOR USD 1 Month + 2.0000%, 2.3970%, 11/15/38 (144A)‡	1,427,000	1,392,954
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 3.5470%, 11/15/38 (144A)‡	6,334,000	6,169,817
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 4.3970%, 11/15/38 (144A)‡	3,985,000	3,887,036
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 1.0490%, 8/25/51 (144A)‡	3,424,012	3,400,755
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 1.0490%, 10/25/51 (144A)‡	4,318,654	4,289,196
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	3,046,532	2,812,667
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	8,987,853	8,526,874
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	3,873,000	3,797,093
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 1.1980%, 4/15/38 (144A)‡	9,039,888	8,897,060
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 1.7480%, 4/15/38 (144A)‡	4,357,691	4,275,323
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	532,951	541,008
Newday Funding Master Issuer PLC 2021-1A A2,
SOFR + 1.1000%, 1.1496%, 3/15/29 (144A)‡	3,636,000	3,635,738
Newday Funding Master Issuer PLC 2021-2A A2,
SOFR + 0.9500%, 1.0000%, 7/15/29 (144A)‡	2,161,000	2,160,123
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	1,392,616	1,355,472
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	3,447,929	3,259,857
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	3,673,549	3,536,969
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 0.8987%, 11/25/51 (144A)‡	4,931,172	4,872,875
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	5,408,484	5,125,198
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	10,146,681	9,636,383
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	570,000	570,324
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	566,000	566,382
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	3,754,753	3,457,447
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	10,216,947	9,703,116
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	4,332,515	4,076,607
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	3,778,000	3,708,810
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	3,330,343	3,138,081
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	2,917,738	2,871,390
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	5,467,524	5,299,424
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)‡	4,810,938	4,640,576
Regatta XXIII Funding Ltd 2021-4A B,
ICE LIBOR USD 3 Month + 1.7000%, 1.8104%, 1/20/35 (144A)‡	1,732,772	1,711,076
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	1,742,451	1,711,023
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	7,470,000	7,298,201
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	758,638	718,314
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	289,272	279,983
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	87,719	87,329
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	458,713	455,831
Taco Bell Funding LLC 2016-1A A23, 4.9700%, 5/25/46 (144A)	2,234,565	2,264,842
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48 (144A)	3,746,160	3,806,253
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51 (144A)	2,330,160	2,080,627
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	2,492,000	2,372,328
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	1,278,000	1,206,687
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	2,212,452	2,177,966
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	2,503,000	2,380,949
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	2,061,000	1,960,502
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	2,795,000	2,649,354

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 0.9487%, 8/25/51 (144A)‡	$4,056,842	$4,012,617
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	2,370,610	2,191,288
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	3,301,702	3,210,317
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	2,137,876	2,082,050
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	7,510,000	7,454,052
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	4,798,000	4,449,704
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	3,097,000	2,800,627
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 1.2970%, 7/15/39 (144A)‡	2,382,000	2,331,198
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	1,252,344	1,217,305
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 1.7870%, 1/18/37 (144A)‡	3,985,111	3,905,409
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 1.5470%, 2/15/40 (144A)‡	2,281,645	2,259,184
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	319,805	316,988
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	1,978,251	1,927,374
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	3,399,000	3,381,305
Wingstop Funding LLC 2020-1A A2, 2.8410%, 12/5/50 (144A)	3,091,465	2,875,769
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 0.8487%, 7/25/51 (144A)‡	3,058,937	3,012,752
Zaxby's Funding LLC 2021-1A A2, 3.2380%, 7/30/51 (144A)	1,583,045	1,462,820
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $498,816,489)		483,610,660
Bank Loans and Mezzanine Loans– 0%
Finance Companies – 0%
Castlelake Aviation Ltd,
ICE LIBOR USD 3 Month + 2.7500%, 3.5760%, 10/22/26‡(cost$2,937,567)	2,964,629	2,881,264
Corporate Bonds– 9.8%
Banking – 3.1%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	3,293,000	3,314,060
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	3,294,000	3,344,128
Bank of America Corp, SOFR + 1.0600%, 2.0870%, 6/14/29‡	7,305,000	6,672,704
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	15,594,000	14,386,502
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	7,229,000	7,472,618
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	2,002,000	2,017,015
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	9,976,000	10,215,424
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	15,654,000	14,224,310
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	3,776,000	3,553,611
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)‡	3,226,000	2,985,586
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	7,787,000	6,760,041
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	11,561,000	11,691,057
Citigroup Inc, SOFR + 3.9140%, 4.4120%, 3/31/31‡	6,795,000	7,054,261
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	2,436,000	2,436,000
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	2,339,000	2,384,143
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	555,000	557,220
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	6,818,000	6,589,890
First Republic Bank/CA, 4.6250%, 2/13/47	1,653,000	1,769,562
Goldman Sachs Group Inc, 3.5000%, 4/1/25	12,173,000	12,263,786
Goldman Sachs Group Inc, SOFR + 1.1140%, 2.6400%, 2/24/28‡	4,271,000	4,083,618
Goldman Sachs Group Inc, SOFR + 1.4100%, 3.1020%, 2/24/33‡	4,664,000	4,396,228
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	4,098,000	3,954,593
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	6,655,000	6,792,849
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	6,345,000	5,936,995
JPMorgan Chase & Co, SOFR + 1.2600%, 2.9630%, 1/25/33‡	10,691,000	10,078,976
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	2,000,000	1,993,350
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%‡,µ	2,111,000	2,034,476
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	8,296,000	8,013,674
Morgan Stanley, 4.3500%, 9/8/26	3,985,000	4,104,454
Morgan Stanley, 3.9500%, 4/23/27	6,273,000	6,374,322
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	3,223,000	2,994,431
Morgan Stanley, SOFR + 1.0340%, 1.7940%, 2/13/32‡	5,529,000	4,754,531
Morgan Stanley, SOFR + 1.1780%, 2.2390%, 7/21/32‡	9,178,000	8,132,896
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	11,596,000	10,874,011
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	11,051,000	9,474,509
National Australia Bank Ltd, 2.9900%, 5/21/31 (144A)	8,080,000	7,331,938
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,µ	12,155,000	11,243,375
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	6,329,000	5,379,650
US Bancorp,
US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	7,286,000	6,533,379

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	$5,852,000	$5,840,247
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	5,490,000	4,794,352
		254,808,772
Basic Industry – 0.2%
Allegheny Technologies Inc, 5.8750%, 12/1/27	4,100,000	4,097,110
Axalta Coating Systems Ltd, 3.3750%, 2/15/29 (144A)	7,654,000	6,729,397
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	5,787,000	5,403,611
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	2,242,000	2,286,626
		18,516,744
Brokerage – 0.2%
Charles Schwab Corp,
US Treasury Yield Curve Rate 10 Year + 3.0790%, 4.0000%‡,µ	3,606,000	3,238,621
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	16,729,000	17,230,870
		20,469,491
Capital Goods – 0.1%
General Dynamics Corp, 3.5000%, 4/1/27	2,033,000	2,071,819
Standard Industries Inc/NJ, 4.3750%, 7/15/30 (144A)	1,731,000	1,585,518
TransDigm Inc, 4.6250%, 1/15/29	3,915,000	3,660,408
		7,317,745
Communications – 0.3%
AT&T Inc, 3.8000%, 12/1/57	3,657,000	3,336,427
AT&T Inc, 3.6500%, 9/15/59	604,000	529,667
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.8000%, 4/1/31	4,500,000	4,055,823
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.4840%, 10/23/45	936,000	1,065,527
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.8000%, 3/1/50	2,585,000	2,455,516
Comcast Corp, 3.7500%, 4/1/40	1,775,000	1,786,738
Fox Corp, 4.0300%, 1/25/24	2,592,000	2,646,166
GCI LLC, 4.7500%, 10/15/28 (144A)	11,044,000	10,781,815
		26,657,679
Consumer Cyclical – 0.4%
Dollar General Corp, 4.1250%, 4/3/50	3,153,000	3,145,115
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	1,284,000	1,321,634
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	2,597,000	2,713,693
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	361,396
Home Depot Inc/The, 2.8750%, 4/15/27	1,902,000	1,894,854
Home Depot Inc/The, 3.2500%, 4/15/32	3,171,000	3,172,252
Lithia Motors Inc, 3.8750%, 6/1/29 (144A)	8,746,000	8,267,069
Lowe's Cos Inc, 3.3500%, 4/1/27	1,085,000	1,091,344
Lowe's Cos Inc, 3.7500%, 4/1/32	7,152,000	7,230,667
		29,198,024
Consumer Non-Cyclical – 1.5%
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	7,110,000	7,298,628
CVS Health Corp, 5.0500%, 3/25/48	2,563,000	2,902,574
Diageo Capital PLC, 1.3750%, 9/29/25	3,173,000	3,004,806
Diageo Capital PLC, 2.0000%, 4/29/30	2,989,000	2,725,521
Diageo Capital PLC, 2.1250%, 4/29/32	2,398,000	2,163,024
Elanco Animal Health Inc, 5.7720%, 8/28/23	5,460,000	5,637,450
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/27 (144A)	3,937,000	3,936,948
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29 (144A)	2,511,000	2,485,410
Hasbro Inc, 3.9000%, 11/19/29	7,182,000	7,206,804
Hasbro Inc, 6.3500%, 3/15/40	1,921,000	2,326,122
Hasbro Inc, 5.1000%, 5/15/44	1,097,000	1,178,669
HCA Inc, 4.7500%, 5/1/23	3,958,000	4,056,808
HCA Inc, 5.3750%, 2/1/25	2,189,000	2,277,655
HCA Inc, 5.8750%, 2/15/26	1,152,000	1,225,164
HCA Inc, 5.3750%, 9/1/26	883,000	927,150
HCA Inc, 5.6250%, 9/1/28	2,351,000	2,542,019
HCA Inc, 5.8750%, 2/1/29	1,902,000	2,079,266
HCA Inc, 5.5000%, 6/15/47	1,035,000	1,167,893
HCA Inc, 5.2500%, 6/15/49	1,552,000	1,699,689
HCA Inc, 3.5000%, 7/15/51	5,333,000	4,624,152
JBS Finance Luxembourg Sarl, 3.6250%, 1/15/32 (144A)	3,765,000	3,445,013
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	2,573,000	2,712,585
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	7,364,000	7,805,840
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	5,277,000	5,394,572

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.7500%, 12/1/31 (144A)	$4,947,000	$4,591,979
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.0000%, 5/15/32 (144A)	4,058,000	3,652,241
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
4.3750%, 2/2/52 (144A)	10,683,000	9,292,964
Mondelez International Inc, 2.7500%, 4/13/30	331,000	316,657
Performance Food Group Inc, 4.2500%, 8/1/29 (144A)	9,063,000	8,258,659
Pilgrim's Pride Corp, 3.5000%, 3/1/32 (144A)	6,263,000	5,467,505
Royalty Pharma PLC, 3.5500%, 9/2/50	3,923,000	3,258,762
Royalty Pharma PLC, 3.3500%, 9/2/51	2,294,000	1,838,895
Teva Pharmaceutical Industries Ltd, 4.7500%, 5/9/27	2,039,000	1,957,338
Teva Pharmaceutical Industries Ltd, 5.1250%, 5/9/29	2,603,000	2,502,056
		121,960,818
Electric – 0.4%
Algonquin Power & Utilities Corp,
US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	6,939,000	6,469,924
Dominion Energy Inc,
US Treasury Yield Curve Rate 5 Year + 3.1950%, 4.3500%‡,µ	3,643,000	3,523,000
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	4,842,000	4,327,562
NextEra Energy Capital Holdings Inc, 1.8750%, 1/15/27	8,152,000	7,645,225
NextEra Energy Capital Holdings Inc, 2.4400%, 1/15/32	2,422,000	2,214,744
NRG Energy Inc, 6.6250%, 1/15/27	1,450,000	1,494,269
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	4,783,000	4,251,657
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	5,400,000	4,749,786
		34,676,167
Energy – 0.3%
Cheniere Energy Partners LP, 4.0000%, 3/1/31	3,621,000	3,510,161
Cheniere Energy Partners LP, 3.2500%, 1/31/32 (144A)	4,751,000	4,320,037
Continental Resources Inc, 5.7500%, 1/15/31 (144A)	5,520,000	6,037,776
Energy Transfer Operating LP, 4.9500%, 6/15/28	184,000	193,244
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	6,466,000	6,461,765
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	1,709,000	1,612,612
Southwestern Energy Co, 4.7500%, 2/1/32	4,565,000	4,559,294
Targa Resources Corp, 4.2000%, 2/1/33	1,928,000	1,945,591
		28,640,480
Finance Companies – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	5,280,000	5,383,009
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
3.0000%, 10/29/28	3,808,000	3,511,689
Air Lease Corp, 1.8750%, 8/15/26	4,823,000	4,442,997
Air Lease Corp, 3.0000%, 2/1/30	2,435,000	2,242,762
Ares Capital Corp, 2.8750%, 6/15/27	5,015,000	4,562,545
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	4,435,000	4,052,925
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	5,068,000	4,586,540
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	5,605,000	5,146,203
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
4.0000%, 10/15/33 (144A)	5,007,000	4,385,631
		38,314,301
Insurance – 1.0%
Athene Global Funding, 1.7160%, 1/7/25 (144A)	3,099,000	2,953,279
Athene Global Funding, 1.7300%, 10/2/26 (144A)	9,932,000	9,018,482
Athene Global Funding, 2.7170%, 1/7/29 (144A)	6,386,000	5,869,763
Athene Global Funding, 2.6460%, 10/4/31 (144A)	9,596,000	8,468,257
Brown & Brown Inc, 4.2000%, 3/17/32	1,924,000	1,954,900
Brown & Brown Inc, 4.9500%, 3/17/52	5,658,000	6,040,871
Centene Corp, 4.2500%, 12/15/27	6,807,000	6,832,526
Centene Corp, 2.4500%, 7/15/28	4,942,000	4,515,505
Centene Corp, 3.0000%, 10/15/30	5,197,000	4,773,289
Corebridge Financial Inc, 3.6500%, 4/5/27 (144A)	5,312,000	5,304,563
Corebridge Financial Inc, 3.8500%, 4/5/29 (144A)	1,906,000	1,904,266
Corebridge Financial Inc, 3.9000%, 4/5/32 (144A)	5,223,000	5,215,270
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	13,333,000	13,194,603
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	7,720,000	7,074,608
		83,120,182
Real Estate Investment Trusts (REITs) – 0.3%
Agree LP, 2.0000%, 6/15/28	3,231,000	2,926,872
Agree LP, 2.9000%, 10/1/30	2,058,000	1,921,043
Agree LP, 2.6000%, 6/15/33	2,424,000	2,134,863
Invitation Homes Inc, 2.0000%, 8/15/31	5,620,000	4,799,306

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Real Estate Investment Trusts (REITs)– (continued)
MPT Operating Partnership LP / MPT Finance Corp, 3.5000%, 3/15/31	$5,909,000	$5,487,760
Rexford Industrial Realty Inc, 2.1500%, 9/1/31	6,560,000	5,694,458
Sun Communities Inc, 2.7000%, 7/15/31	6,161,000	5,558,058
		28,522,360
Technology – 1.4%
Analog Devices Inc, 2.9500%, 4/1/25	2,815,000	2,820,294
Broadcom Inc, 4.3000%, 11/15/32	5,505,000	5,586,289
Broadcom Inc, 3.4190%, 4/15/33 (144A)	5,082,000	4,743,141
Broadcom Inc, 3.4690%, 4/15/34 (144A)	8,000,000	7,409,050
Equinix Inc, 2.1500%, 7/15/30	2,665,000	2,332,319
Global Payments Inc, 2.1500%, 1/15/27	3,318,000	3,114,193
Global Payments Inc, 2.9000%, 11/15/31	4,978,000	4,535,291
Marvell Technology Inc, 1.6500%, 4/15/26	3,675,000	3,414,711
Marvell Technology Inc, 4.8750%, 6/22/28	4,065,000	4,255,525
Microchip Technology Inc, 2.6700%, 9/1/23	6,452,000	6,430,390
MSCI Inc, 4.0000%, 11/15/29 (144A)	422,000	409,840
MSCI Inc, 3.6250%, 9/1/30 (144A)	8,577,000	8,039,951
MSCI Inc, 3.8750%, 2/15/31 (144A)	6,019,000	5,706,945
Oracle Corp, 2.8750%, 3/25/31	2,978,000	2,715,313
Oracle Corp, 3.9500%, 3/25/51	7,670,000	6,705,231
PayPal Holdings Inc, 1.6500%, 6/1/25	2,243,000	2,156,662
S&P Global Inc, 2.7000%, 3/1/29 (144A)	4,752,000	4,606,177
S&P Global Inc, 2.9000%, 3/1/32 (144A)	5,758,000	5,582,097
Seagate HDD Cayman, 4.8750%, 6/1/27	212,000	216,770
Seagate HDD Cayman, 4.0910%, 6/1/29	2,360,000	2,289,318
Seagate HDD Cayman, 3.1250%, 7/15/29	988,000	886,730
Seagate HDD Cayman, 4.1250%, 1/15/31	5,407,000	5,123,133
SK Hynix Inc, 1.5000%, 1/19/26 (144A)	6,233,000	5,765,958
SK Hynix Inc, 2.3750%, 1/19/31 (144A)	3,075,000	2,680,307
Total System Services Inc, 4.8000%, 4/1/26	3,189,000	3,347,724
Trimble Inc, 4.7500%, 12/1/24	5,510,000	5,666,091
Trimble Inc, 4.9000%, 6/15/28	3,194,000	3,307,959
Workday Inc, 3.5000%, 4/1/27	2,530,000	2,529,342
Workday Inc, 3.7000%, 4/1/29	1,900,000	1,904,245
Workday Inc, 3.8000%, 4/1/32	4,129,000	4,121,143
		118,402,139
Transportation – 0.1%
GXO Logistics inc, 1.6500%, 7/15/26 (144A)	4,255,000	3,841,413
GXO Logistics inc, 2.6500%, 7/15/31 (144A)	1,971,000	1,709,054
		5,550,467
Total Corporate Bonds (cost $861,998,277)		816,155,369
Mortgage-Backed Securities– 6.0%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	1,180,441	1,117,825
2.0000%, TBA, 15 Year Maturity	14,284,295	13,867,036
3.0000%, TBA, 30 Year Maturity	24,514,130	23,970,137
3.0000%, TBA, 15 Year Maturity	2,287,350	2,302,218
2.5000%, TBA, 15 Year Maturity	8,099,200	8,001,888
3.5000%, TBA, 30 Year Maturity	65,726,898	65,814,201
2.5000%, TBA, 30 Year Maturity	64,136,359	61,173,067
		176,246,372
Fannie Mae Pool:
3.0000%, 10/1/34	384,572	388,782
2.5000%, 11/1/34	280,567	278,624
3.0000%, 11/1/34	143,893	145,882
3.0000%, 12/1/34	167,647	169,800
6.0000%, 2/1/37	69,460	77,051
2.0000%, 2/1/42	4,857,896	4,574,684
2.0000%, 2/1/42	4,106,974	3,853,765
2.0000%, 2/1/42	666,855	625,741
4.5000%, 11/1/42	353,958	375,635
3.0000%, 1/1/43	198,182	197,750
3.0000%, 2/1/43	51,146	51,073
3.0000%, 5/1/43	455,300	454,908
5.0000%, 7/1/44	42,586	45,978
4.5000%, 10/1/44	900,968	957,182
4.5000%, 3/1/45	1,319,440	1,401,764
4.5000%, 6/1/45	707,239	758,475
3.5000%, 12/1/45	488,844	497,351
3.0000%, 1/1/46	70,939	70,536
4.5000%, 2/1/46	1,548,613	1,643,453
3.5000%, 7/1/46	906,473	918,381
3.0000%, 9/1/46	4,599,985	4,588,096

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.0000%, 2/1/47	$14,543,166	$14,505,578
3.0000%, 3/1/47	1,609,245	1,597,894
3.5000%, 3/1/47	420,662	427,982
3.5000%, 7/1/47	372,158	378,634
3.5000%, 8/1/47	308,242	311,004
3.5000%, 8/1/47	292,176	297,948
3.5000%, 12/1/47	133,607	136,246
3.5000%, 12/1/47	83,534	85,185
3.5000%, 1/1/48	884,711	894,813
4.0000%, 1/1/48	3,186,893	3,294,466
4.0000%, 1/1/48	3,143,726	3,252,909
3.0000%, 2/1/48	813,795	809,169
3.5000%, 3/1/48	127,679	129,824
4.0000%, 3/1/48	963,904	996,355
4.5000%, 3/1/48	39,527	41,046
5.0000%, 5/1/48	897,612	944,083
3.5000%, 7/1/48	9,739,282	9,867,233
4.5000%, 8/1/48	22,522	23,387
4.0000%, 2/1/49	470,716	482,618
3.0000%, 8/1/49	965,460	949,686
3.0000%, 9/1/49	192,349	189,453
2.5000%, 1/1/50	529,167	508,903
2.5000%, 8/1/50	762,670	735,326
2.5000%, 10/1/50	872,308	836,084
2.5000%, 1/1/51	1,883,796	1,804,843
2.5000%, 8/1/51	167,326	159,960
2.5000%, 12/1/51	13,439,718	12,876,240
2.5000%, 1/1/52	4,516,348	4,326,994
2.5000%, 2/1/52	22,032,721	21,100,431
3.0000%, 2/1/52	4,288,466	4,201,059
2.5000%, 3/1/52	9,075,155	8,687,578
2.5000%, 3/1/52	8,734,018	8,364,448
2.5000%, 3/1/52	3,248,936	3,115,881
2.5000%, 3/1/52	780,598	747,109
2.5000%, 3/1/52	715,231	684,685
2.5000%, 3/1/52	622,486	596,146
2.5000%, 3/1/52	248,987	239,091
3.0000%, 3/1/52	15,253,951	14,929,311
3.0000%, 3/1/52	4,811,381	4,713,470
3.0000%, 3/1/52	4,346,901	4,270,375
3.0000%, 4/1/52	11,618,244	11,370,980
3.0000%, 4/1/52	3,667,182	3,605,815
3.0000%, 4/1/52	3,223,423	3,166,676
3.5000%, 8/1/56	3,280,414	3,343,753
3.0000%, 2/1/57	3,303,090	3,279,792
3.0000%, 6/1/57	61,752	61,215
		179,416,589
Freddie Mac Gold Pool:
3.5000%, 1/1/47	285,650	293,607
Freddie Mac Pool:
3.0000%, 5/1/31	3,846,646	3,893,348
3.0000%, 9/1/32	741,811	750,907
3.0000%, 10/1/32	387,699	392,453
3.0000%, 1/1/33	496,920	503,013
2.5000%, 12/1/33	3,835,509	3,825,641
3.0000%, 10/1/34	883,930	894,647
3.0000%, 10/1/34	375,784	379,888
2.5000%, 11/1/34	1,210,366	1,201,984
2.5000%, 11/1/34	263,494	261,669
6.0000%, 4/1/40	1,051,455	1,170,097
2.0000%, 1/1/42	8,733,357	8,224,104
2.0000%, 3/1/42	23,312,723	21,875,263
2.0000%, 4/1/42	1,580,191	1,486,131
3.5000%, 7/1/42	163,299	167,727
3.5000%, 8/1/42	199,030	204,427
3.5000%, 8/1/42	183,512	188,488
3.5000%, 2/1/43	487,965	501,569
3.0000%, 3/1/43	1,680,700	1,676,346
3.0000%, 6/1/43	60,298	59,559
3.5000%, 2/1/44	563,525	579,237
4.5000%, 5/1/44	289,875	310,842
3.5000%, 12/1/44	3,358,873	3,425,031
3.0000%, 1/1/45	836,412	833,530
3.0000%, 1/1/46	151,648	151,256

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.5000%, 7/1/46	$700,145	$708,180
3.0000%, 10/1/46	1,815,410	1,802,622
4.0000%, 3/1/47	346,497	359,871
3.0000%, 4/1/47	359,349	356,818
3.5000%, 4/1/47	142,760	144,645
3.5000%, 9/1/47	1,151,920	1,162,248
3.5000%, 12/1/47	1,973,564	1,997,315
3.5000%, 2/1/48	711,323	717,252
4.0000%, 3/1/48	886,515	916,410
4.5000%, 3/1/48	31,836	33,061
4.0000%, 4/1/48	821,216	840,891
4.0000%, 4/1/48	736,509	760,675
4.0000%, 5/1/48	1,209,177	1,238,146
4.5000%, 7/1/48	154,229	160,167
5.0000%, 9/1/48	31,192	32,929
4.5000%, 12/1/48	651,094	687,947
3.0000%, 8/1/49	745,119	732,933
3.0000%, 8/1/49	309,422	304,362
3.0000%, 12/1/49	427,096	420,111
3.0000%, 12/1/49	382,334	376,081
2.5000%, 1/1/50	229,031	220,264
3.0000%, 3/1/50	485,236	476,531
3.5000%, 3/1/50	151,069	151,639
2.5000%, 8/1/50	387,935	374,101
2.5000%, 8/1/50	138,763	133,788
2.5000%, 9/1/50	767,905	740,224
2.5000%, 8/1/51	1,553,965	1,485,554
2.5000%, 1/1/52	1,403,959	1,348,964
2.5000%, 1/1/52	873,895	837,740
2.5000%, 2/1/52	2,016,157	1,930,845
3.0000%, 2/1/52	1,157,631	1,137,267
3.0000%, 2/1/52	888,248	873,398
2.5000%, 3/1/52	306,799	293,699
3.0000%, 3/1/52	1,205,738	1,185,542
		77,899,377
Ginnie Mae:
3.0000%, TBA, 30 Year Maturity	28,069,413	27,732,131
2.5000%, TBA, 30 Year Maturity	26,348,470	25,534,381
		53,266,512
Ginnie Mae I Pool:
4.0000%, 1/15/45	3,290,953	3,462,528
4.5000%, 8/15/46	3,403,293	3,710,268
4.0000%, 7/15/47	700,300	724,838
4.0000%, 8/15/47	120,189	124,400
4.0000%, 11/15/47	122,973	127,281
4.0000%, 12/15/47	264,083	273,335
		8,422,650
Ginnie Mae II Pool:
4.0000%, 8/20/47	351,280	361,952
4.0000%, 8/20/47	78,207	80,583
4.0000%, 8/20/47	52,099	53,682
4.5000%, 2/20/48	366,031	384,515
4.0000%, 5/20/48	173,591	178,148
4.5000%, 5/20/48	735,420	765,655
4.5000%, 5/20/48	142,488	148,347
4.0000%, 6/20/48	1,746,950	1,792,264
5.0000%, 8/20/48	1,313,459	1,383,584
		5,148,730
Total Mortgage-Backed Securities (cost $510,147,718)		500,693,837
United States Treasury Notes/Bonds– 15.4%
0.1250%, 2/28/23	59,371,000	58,573,202
0.1250%, 8/31/23	35,321,000	34,363,470
0.3750%, 10/31/23	12,339,000	11,992,930
0.8750%, 1/31/24	12,473,000	12,155,328
1.5000%, 2/29/24	49,983,000	49,254,732
1.5000%, 2/15/25	5,340,000	5,190,230
1.7500%, 3/15/25	1,575,000	1,541,654
0.3750%, 1/31/26	46,025,100	42,406,017
0.7500%, 4/30/26	45,243,000	42,139,613
0.8750%, 6/30/26	66,485,000	62,095,952
0.6250%, 7/31/26	23,639,000	21,812,518
0.7500%, 8/31/26	4,926,400	4,565,965
0.8750%, 9/30/26	60,828,700	56,620,589

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– (continued)
1.2500%, 11/30/26	$38,681,800	$36,598,120
1.2500%, 12/31/26	127,458,000	120,422,916
1.5000%, 1/31/27	166,958,800	159,550,003
1.8750%, 2/28/27	18,179,000	17,691,860
1.2500%, 4/30/28	2,498,600	2,327,602
1.2500%, 6/30/28	4,867,000	4,527,451
1.1250%, 8/31/28	38,408,500	35,386,831
1.7500%, 1/31/29	2,607,500	2,496,681
1.8750%, 2/28/29	2,315,000	2,234,698
1.8750%, 2/15/32	210,286,400	201,940,658
1.3750%, 11/15/40	13,566,000	11,090,735
1.7500%, 8/15/41	85,465,000	74,074,118
2.0000%, 11/15/41	50,257,000	45,474,732
2.3750%, 2/15/42	16,131,000	15,558,854
2.7500%, 8/15/42	27,621,500	28,086,534
1.3750%, 8/15/50	46,677,000	35,926,703
1.8750%, 2/15/51	19,445,900	16,991,615
1.8750%, 11/15/51	73,361,200	64,351,528
Total United States Treasury Notes/Bonds (cost $1,338,753,715)		1,277,443,839
Common Stocks– 61.2%
Aerospace & Defense – 1.2%
General Dynamics Corp	264,033	63,679,479
L3Harris Technologies Inc	152,778	37,960,750
		101,640,229
Air Freight & Logistics – 1.2%
United Parcel Service Inc	481,881	103,344,199
Auto Components – 0.3%
Aptiv PLC*	192,363	23,027,775
Banks – 1.3%
Bank of America Corp	2,727,001	112,406,981
Beverages – 0.9%
Constellation Brands Inc	96,820	22,299,582
Monster Beverage Corp*	711,081	56,815,372
		79,114,954
Biotechnology – 1.0%
AbbVie Inc	532,664	86,350,161
Capital Markets – 2.9%
Charles Schwab Corp	447,768	37,751,320
CME Group Inc	279,925	66,582,961
Goldman Sachs Group Inc	71,020	23,443,702
Morgan Stanley	1,108,290	96,864,546
S&P Global Inc	41,935	17,200,898
		241,843,427
Communications Equipment – 0.4%
Motorola Solutions Inc	149,756	36,270,903
Consumer Finance – 1.1%
American Express Co	474,880	88,802,560
Electrical Equipment – 0.4%
Rockwell Automation Inc	112,641	31,542,859
Electronic Equipment, Instruments & Components – 0.3%
Corning Inc	670,436	24,745,793
Entertainment – 1.0%
Netflix Inc*	45,275	16,959,562
Walt Disney Co*	490,219	67,238,438
		84,198,000
Food & Staples Retailing – 1.8%
Costco Wholesale Corp	208,991	120,347,467
Sysco Corp	349,092	28,503,362
		148,850,829
Food Products – 0.5%
Hershey Co	205,648	44,549,526
Health Care Equipment & Supplies – 2.9%
Abbott Laboratories	589,418	69,763,514
Align Technology Inc*	72,257	31,504,052
Edwards Lifesciences Corp*	339,964	40,020,562
IDEXX Laboratories Inc*	38,465	21,042,663
Intuitive Surgical Inc*	79,259	23,910,855
Medtronic PLC	243,684	27,036,740
Stryker Corp	113,321	30,296,369
		243,574,755
Health Care Providers & Services – 2.1%
UnitedHealth Group Inc	342,530	174,680,024
Hotels, Restaurants & Leisure – 2.5%
Hilton Worldwide Holdings Inc*	359,167	54,500,001

Shares or Principal Amounts		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure– (continued)
McDonald's Corp	429,422	$106,187,472
Starbucks Corp	490,195	44,593,039
		205,280,512
Household Products – 0.9%
Procter & Gamble Co	491,684	75,129,315
Industrial Conglomerates – 0.9%
Honeywell International Inc	382,841	74,493,202
Information Technology Services – 3.1%
Accenture PLC	161,765	54,552,011
Fidelity National Information Services Inc	350,204	35,167,486
Mastercard Inc	465,622	166,403,990
		256,123,487
Insurance – 1.2%
Progressive Corp/The	861,583	98,211,846
Interactive Media & Services – 3.6%
Alphabet Inc - Class C*	108,441	302,874,629
Internet & Direct Marketing Retail – 3.5%
Amazon.com Inc*	73,549	239,766,063
Booking Holdings Inc*	20,511	48,169,058
		287,935,121
Leisure Products – 0.4%
Hasbro Inc	381,504	31,252,808
Life Sciences Tools & Services – 1.1%
Illumina Inc*	61,133	21,359,870
Thermo Fisher Scientific Inc	111,983	66,142,759
		87,502,629
Machinery – 1.9%
Deere & Co	246,506	102,413,383
Parker-Hannifin Corp	108,831	30,881,885
Trane Technologies PLC	166,367	25,404,241
		158,699,509
Media – 1.1%
Comcast Corp	1,932,613	90,484,941
Multiline Retail – 0.9%
Dollar General Corp	345,538	76,927,125
Personal Products – 0.2%
Estee Lauder Cos Inc	65,475	17,830,152
Pharmaceuticals – 2.3%
Eli Lilly & Co	411,405	117,814,050
Merck & Co Inc	682,367	55,988,212
Zoetis Inc	78,891	14,878,054
		188,680,316
Real Estate Management & Development – 0.3%
CBRE Group Inc*	247,786	22,677,375
Semiconductor & Semiconductor Equipment – 4.6%
Advanced Micro Devices Inc*	398,608	43,583,799
Lam Research Corp	195,739	105,231,244
Marvell Technology Inc	228,596	16,392,619
NVIDIA Corp	553,622	151,061,299
Texas Instruments Inc	357,054	65,512,268
		381,781,229
Software – 7.9%
Adobe Inc*	241,646	110,098,751
Cadence Design Systems Inc*	229,392	37,725,808
Microsoft Corp	1,461,971	450,740,279
salesforce.com Inc*	208,290	44,224,133
ServiceNow Inc*	32,305	17,990,331
		660,779,302
Specialty Retail – 1.0%
Home Depot Inc	268,732	80,439,550
Technology Hardware, Storage & Peripherals – 3.8%
Apple Inc	1,809,576	315,970,065
Textiles, Apparel & Luxury Goods – 0.7%
NIKE Inc - Class B	452,032	60,825,426
Total Common Stocks (cost $2,724,619,326)		5,098,841,514
Investment Companies– 5.1%
Money Markets – 5.1%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $427,245,911)	427,208,457	427,251,177
Total Investments (total cost $6,364,519,003) – 103.3%		8,606,877,660
Liabilities, net of Cash, Receivables and Other Assets – (3.3)%		(277,616,308)
Net Assets – 100%		$8,329,261,352

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$8,520,838,562	99.0%
Canada	20,694,234	0.2
Australia	18,716,180	0.2
France	13,299,238	0.2
United Kingdom	11,529,089	0.1
Ireland	8,894,698	0.1
South Korea	8,446,265	0.1
Israel	4,459,394	0.1

Total	$8,606,877,660	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 5.1%
Money Markets - 5.1%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$129,223	$-	$-	$427,251,177

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 5.1%
Money Markets - 5.1%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	350,908,893	578,130,658	(501,788,374)	427,251,177

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	643	6/30/22	$79,008,625	$(2,270,594)
2 Year US Treasury Note	1,724	7/6/22	365,353,314	(2,836,003)
5 Year US Treasury Note	1,903	7/6/22	218,250,313	(4,743,362)
Ultra Long Term US Treasury Bond	60	6/30/22	10,627,500	260,111
Total - Futures Long				(9,589,848)
Futures Short:
Ultra 10-Year Treasury Note	567	6/30/22	(76,810,781)	2,371,989
Total				$(7,217,859)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Futures contracts:
Average notional value of contracts - long	$341,826,399
Average notional value of contracts - short	21,605,273

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $731,279,017, which represents 8.8% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$483,610,660	$-
Bank Loans and Mezzanine Loans	-	2,881,264	-
Corporate Bonds	-	816,155,369	-
Mortgage-Backed Securities	-	500,693,837	-
United States Treasury Notes/Bonds	-	1,277,443,839	-
Common Stocks	5,098,841,514	-	-
Investment Companies	-	427,251,177	-
Total Investments in Securities	$5,098,841,514	$3,508,036,146	$-
Other Financial Instruments(a):
Futures Contracts	2,632,100	-	-
Total Assets	$5,101,473,614	$3,508,036,146	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$9,849,959	$-	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70300 05-22